                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21654

                         Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Floating

 Rate Trust

 NQ | February 29, 2016

 Ticker Symbol: PHD

Schedule of Investments  |  2/29/16 (continued)

 Principal

 Amount

 USD ($)

 Value

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -  138.9% of Net Assets*(a)

 AUTOMOBILES & COMPONENTS - 8.1%

 Auto Parts & Equipment - 6.3%

   2,851,858

 Allison Transmission, Inc., Term Loan B-3, 3.5%, 8/23/19

 $ 2,846,065

   2,382,000

 BBB Industries US Holdings, Inc., First Lien Initial Term Loan, 6.0%, 11/3/21

   2,369,347

   1,891,632

 Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 4.0%, 4/4/21

   1,840,401

   2,347,787

 Crowne Group LLC, First Lien Initial Term Loan, 6.0%, 9/30/20

   2,206,920

   1,020,726

 Electrical Components International, Inc., Term Loan B, 5.75%, 5/28/21

   1,009,243

   1,689,204

 Federal-Mogul Corp., Tranche C Term Loan, 4.75%, 4/15/21

   1,362,625

   419,688

 Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/6/21

   370,025

   1,678,750

 Key Safety Systems, Inc., Initial Term Loan, 4.75%, 8/29/21

   1,656,716

   1,646,547

 MPG Holdco I, Inc., Initial Term Loan, 3.75%, 10/20/21

   1,575,333

   1,151,085

 TI Group Automotive Systems LLC, Initial US Term Loan, 4.5%, 6/30/22

   1,113,675

   2,058,471

 Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4.0%, 4/23/20

   1,991,571

 $ 18,341,921

 Automobile Manufacturers - 1.3%

   3,218,731

 Chrysler Group LLC, Term Loan B, 3.5%, 5/24/17

 $ 3,207,108

   466,667

 Visteon Corp., Initial Term Loan, 3.5%, 4/9/21

   463,240

 $ 3,670,348

 Tires & Rubber - 0.5%

   1,500,000

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/19

 $ 1,499,296

 Total Automobiles & Components

 $ 23,511,565

 BANKS - 0.1%

 Thrifts & Mortgage Finance - 0.1%

   385,985

 Ocwen Loan Servicing, Initial Term Loan, 5.5%, 2/15/18

 $ 385,623

 Total Banks

 $ 385,623

 CAPITAL GOODS - 16.1%

 Aerospace & Defense - 5.0%

   1,073,822

 Accudyne Industries Borrower SCA/Accudyne Industries LLC, Refinancing Term Loan, 4.0%, 12/13/19

 $ 885,231

   1,243,750

 Allion Science and Technology Corp., First Lien Term Loan, 5.5%, 8/19/21

   1,190,891

   1,571,455

 BE Aerospace, Inc., Term Loan, 4.0%, 12/16/21

   1,574,990

   351,568

 DAE Aviation Holdings, Inc., Initial Term Loan, 5.25%, 7/7/22

   349,810

   1,992,371

 Digitalglobe, Inc., Term Loan, 4.75%, 1/31/20

   1,964,976

   1,398,572

 DynCorp International, Inc., Term Loan, 6.25%, 7/7/16

   1,335,636

   248,159

 IAP Worldwide Services, Inc., First Lien Term Loan, 8.0%, 7/18/19

   249,400

   915,238

 TASC, Inc., First Lien New Term Loan, 7.0%, 5/22/20

   913,705

   889,974

 TASC, Inc., First Lien Term Loan, 7.0%, 5/22/20

   888,483

   1,862,000

 Turbocombustor Technology, Inc., Initial Term Loan, 5.5%, 12/2/20

   1,647,870

   1,514,170

 Vencore, Inc. (fka SI Organization, Inc.), First Lien Initial Term Loan, 5.75%, 11/23/19

   1,486,411

   1,806,328

 WP CPP Holdings LLC, First Lien Term B-3 Loan, 4.5%, 12/28/19

   1,652,790

   334,900

 WP CPP Holdings LLC, Second Lien Term Loan B-1, 8.75%, 4/30/21

   294,154

 $ 14,434,347

 Building Products - 3.8%

   1,298,288

 Armstrong World Industries, Inc., Term Loan B, 3.5%, 3/15/20

 $ 1,294,501

   1,745,990

 Builders FirstSource, Inc., Term Loan B, 6.0%, 7/29/22

   1,697,975

   392,150

 NCI Building Systems, Inc., Tranche B Term Loan, 4.25%, 6/24/19

   389,209

   1,653,733

 Nortek, Inc., Incremental-1 Term Loan, 3.5%, 10/30/20

   1,591,718

   1,875,000

 Quanex Building Products Corp., Initial Term Loan, 6.25%, 11/2/22

   1,836,328

   472,673

 Quikrete Holdings, Inc., Initial First Lien Loan, 4.0%, 9/28/20

   462,983

   884,211

 Quikrete Holdings, Inc., Initial Second Lien Loan, 7.0%, 3/26/21

   875,645

   1,701,450

 Summit Materials LLC, Restatement Effective Date Term Loan, 4.25%, 7/18/22

   1,680,891

   1,463,938

 Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18

   1,343,163

 $ 11,172,413

 Construction Machinery & Heavy Trucks - 1.7%

   494,554

 Doosan Infracore International, Inc. (Doosan Holdings Europe, Ltd.), Tranche B Term Loan, 4.5%, 5/28/21

 $ 469,826

   286,800

 Manitowoc Co., Inc., Term Loan B, 3.25%, 1/3/21

   283,215

 Principal

 Amount

 USD ($)

 Value

 Construction Machinery & Heavy Trucks - (continued)

   1,125,000

 Manitowoc Co., Inc., Term B Loan, 5.75%, 3/3/23

 $ 1,124,297

   1,615,950

 Navistar, Inc., Tranche B Term Loan, 6.5%, 8/7/20

   1,389,717

   879,377

 Terex Corp., Dollar Term Loan, 4.5%, 12/15/22

   857,393

   845,236

 Terex Corp., US Term Loan, 3.5%, 8/13/21

   824,105

 $ 4,948,553

 Electrical Components & Equipment - 1.4%

   1,961,122

 Pelican Products, Inc., First Lien Tem Loan, 5.25%, 4/10/20

 $ 1,863,066

   596,962

 Southwire Company LLC, Initial Term Loan, 3.25%, 2/10/21

   560,398

   1,593,010

 WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17

   1,553,185

 $ 3,976,649

 Industrial Conglomerates - 1.3%

   265,654

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Dollar Term B-3 Loan, 4.25%, 8/30/20

 $ 261,337

   872,061

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.25%, 8/30/20

   857,890

   92,247

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.25%, 8/30/20

   90,748

   998,008

 Filtration Group Corp., First Lien Term Loan, 4.25%, 11/23/20

   958,712

   378,990

 Filtration Group Corp., Second Lien Initial Term Loan, 8.25%, 11/22/21

   368,449

   168,340

 Kleopatra Holdings 2 SCA, Initial German Borrower Dollar Term Loan, 5.0%, 4/28/20

   167,568

   393,915

 Kleopatra Holdings 2 SCA, Initial US Borrower Dollar Term Loan, 5.0%, 4/28/20

   392,109

   727,161

 Milacron LLC, Term Loan, 4.5%, 9/28/20

   714,436

 $ 3,811,249

 Industrial Machinery - 2.3%

   875,009

 Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20

 $ 724,945

   1,980,000

 Mueller Water Products, Inc., Initial Term Loan, 4.0%, 11/24/21

   1,984,950

   1,745,625

 NN, Inc., Initial Term Loan, 5.75%, 10/19/22

   1,715,076

   712,008

 Schaeffler AG, Facility B-USD, 4.25%, 5/15/20

   713,269

   1,583,147

 Xerium Technologies, Inc., New Term Loan, 6.25%, 5/17/19

   1,566,326

 $ 6,704,566

 Trading Companies & Distributors - 0.6%

   1,206,273

 AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%, 7/16/18

 $ 1,204,765

   711,169

 WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19

   711,836

 $ 1,916,601

 Total Capital Goods

 $ 46,964,378

 COMMERCIAL & PROFESSIONAL SERVICES - 6.1%

 Diversified Support Services - 1.9%

   804,661

 DH Publishing LP, Term B-3 Loan, 4.0%, 8/19/22

 $ 787,059

   1,065,130

 InfoGroup, Inc., Term Loan B, 7.0%, 5/26/18

   981,917

   702,804

 KAR Auction Services, Inc., Tranche B-2 Term Loan, 3.5%, 3/11/21

   699,286

   586,471

 Language Line LLC, First Lien Initial Term Loan, 6.5%, 7/7/21

   581,828

   1,500,000

 Language Line LLC, Second Lien Initial Term Loan, 10.75%, 7/7/22

   1,476,562

   975,000

 Ryan LLC, Tranche B Term Loan, 6.75%, 8/7/20

   944,531

 $ 5,471,183

 Environmental & Facilities Services - 2.2%

   566,079

 ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/9/19

 $ 550,865

   500,000

 Infiltrator Systems Integrated LLC, Second Lien Term Loan, 9.75%, 5/26/23

   495,000

   906,607

 US Ecology, Inc., Term Loan, 3.75%, 6/17/21

   905,473

   739,413

 Waste Industries USA, Inc., Initial Term Loan, 4.25%, 2/27/20

   736,178

   482,718

 Wastequip LLC, Term Loan, 5.5%, 8/9/19

   475,477

   1,750,897

 WCA Waste Corp. (WCA Waste Systems, Inc.), Term Loan, 4.0%, 3/23/18

   1,731,200

   474,138

 Wheelabrator Technologies, Inc., First Lien Term B Loan, 5.0%, 12/17/21

   432,651

   21,073

 Wheelabrator Technologies, Inc., First Lien Term C Loan, 5.0%, 12/17/21

   19,229

   1,500,000

 Wheelabrator Technologies, Inc., Second Lien Term B Loan, 8.25%, 12/19/22

   1,162,500

 $ 6,508,573

 Human Resource & Employment Services - 0.2%

   616,752

 On Assignment, Inc., Initial Term B Loan, 3.75%, 6/3/22

 $ 616,624

 Security & Alarm Services - 1.8%

   999,376

 Allied Security Holdings LLC, Second Lien Closing Date Term Loan, 4.25%, 2/12/21

 $ 962,732

   177,878

 Garda Security, Term B Delayed Draw Loan, 5.5%, 11/6/20

   167,763

   804,722

 Garda Security, Term B Loan, 5.5%, 11/6/20

   758,962

 Principal

 Amount

 USD ($)

 Value

 Security & Alarm Services - (continued)

   1,160,657

 GEO Group, Inc., Term Loan, 3.25%, 4/3/20

 $ 1,157,029

   1,058,021

 Monitronics International, Inc., 2013 Term Loan B, 4.25%, 3/23/18

   1,010,410

   1,117,250

 Protection One, Inc., 2012 Term Loan, 5.0%, 7/1/21

   1,086,060

 $ 5,142,956

 Total Commercial & Professional Services

 $ 17,739,336

 CONSUMER DURABLES & APPAREL - 2.8%

 Home Furnishings - 0.7%

   1,867,406

 Serta Simmons Holdings LLC, Term Loan, 4.25%, 10/1/19

 $ 1,850,399

   170,004

 Tempur Pedic International, Inc., New Term Loan B, 3.5%, 3/18/20

   169,765

 $ 2,020,164

 Homebuilding - 0.2%

   1,000,000(b)(c)

 WAICCS Las Vegas 3 LLC, First Lien Term Loan, 7.75%, 8/1/10

 $ 450,000

   4,500,000(b)(c)

 WAICCS Las Vegas 3 LLC, Second Lien Term Loan, 13.5%, 8/1/10

   248

 $ 450,248

 Housewares & Specialties - 1.6%

   977,545

 Prestige Brands, Inc., Term B-3 Loan, 3.5%, 9/3/21

 $ 976,934

   2,219,391

 Reynolds Group Holdings, Inc., Incremental US Term Loan, 4.5%, 12/1/18

   2,215,647

   1,554,074

 World Kitchen LLC, US Term Loan, 5.5%, 3/4/19

   1,530,763

 $ 4,723,344

 Leisure Products - 0.3%

   600,000

 Bombardier Recreational Products, Inc., Term B Loan, 3.75%, 1/30/19

 $ 583,375

   409,094

 Marine Acquisition Corp., Term Loan, 5.25%, 1/30/21

   407,730

 $ 991,105

 Total Consumer Durables & Apparel

 $ 8,184,861

 CONSUMER SERVICES - 10.3%

 Casinos & Gaming - 1.7%

   1,015,890

 CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20

 $ 1,011,551

   696,500

 Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22

   695,049

   1,455,000

 MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.5%, 12/20/19

   1,443,936

   1,930,500

 Scientific Games International, Inc., Initial Term B-2 Loan, 6.0%, 8/1/10

   1,765,443

 $ 4,915,979

 Education Services - 3.0%

   3,422,881

 Bright Horizons Family Solutions LLC, Term B Loan, 4.0%, 1/30/20

 $ 3,420,030

   1,745,625

 KC MergerSub, Inc., First Lien Initial Term Loan, 6.0%, 8/12/22

   1,704,166

   1,458,249

 Laureate Education, Inc., Series 2018 Extended Term Loan, 5.0%, 6/15/18

   1,119,206

   2,525,070

 Nord Anglia Education Finance LLC, Initial Term Loan, 5.0%, 3/31/21

   2,398,817

 $ 8,642,219

 Hotels, Resorts & Cruise Lines - 0.7%

   555,921

 Hilton Worldwide Finance LLC, Initial Term Loan, 3.5%, 10/26/20

 $ 554,879

   519,750

 NCL Corp., Ltd., Term B Loan, 4.0%, 11/19/21

   518,771

   967,575

 Sabre, Inc., Term B Loan, 4.0%, 2/19/19

   958,625

 $ 2,032,275

 Leisure Facilities - 1.7%

   850,457

 Cedar Fair LP, US Term Facility, 3.25%, 3/6/20

 $ 853,115

   2,216,250

 Fitness International LLC, Term B Loan, 5.5%, 7/1/20

   2,088,816

   611,925

 Life Time Fitness, Inc., Closing Date Term Loan, 4.25%, 6/10/22

   592,037

   1,492,500

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.5%, 6/30/22

   1,489,391

 $ 5,023,359

 Restaurants - 2.3%

   755,156

 1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21

 $ 752,639

   2,106,428

 Landry's, Inc. (fka Landry's Restaurants, Inc.), Term Loan B, 4.0%, 4/24/18

   2,097,739

   1,756,563

 NPC International, Inc., Term Loan, 4.75%, 12/28/18

   1,735,703

   1,975,000

 Red Lobster Management LLC, First Lien Initial Term Loan, 6.25%, 7/28/21

   1,940,438

 $ 6,526,519

 Specialized Consumer Services - 0.9%

   2,475,000

 Creative Artists Agency LLC, Initial Term Loan, 5.5%, 12/17/21

 $ 2,461,853

   382,826

 Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.0%, 4/2/20

   247,880

 $ 2,709,733

 Total Consumer Services

 $ 29,850,084

 Principal

 Amount

 USD ($)

 Value

 DIVERSIFIED FINANCIALS - 3.2%

 Asset Management & Custody Banks - 0.5%

   1,506,312

 Vistra Group, Ltd., USD Term Loan, 4.75%, 10/26/22

 $ 1,483,717

 Consumer Finance - 0.5%

   1,375,500

 Trans Union LLC, Term B-2 Loan, 3.5%, 4/9/21

 $ 1,343,262

 Investment Banking & Brokerage - 0.9%

   1,191,963

 Duff & Phelps Corp., Initial Term Loan, 4.75%, 4/23/20

 $ 1,169,117

   733,125

 Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 4.25%, 7/22/20

   724,877

   104,504

 LPL Holdings, Inc., 2021 Tranche B Term Loan, 4.25%, 3/29/21

   97,711

   746,250

 MJ Acquisition Corp., Term Loan, 4.0%, 6/1/22

   734,124

 $ 2,725,829

 Other Diversified Financial Services - 1.0%

   325,000

 Delos Finance S.a.r.l., Term Loan, 3.5%, 3/6/21

 $ 323,497

   800,855

 Fly Funding II S.a.r.l., Term Loan, 3.5%, 8/9/19

   791,220

   1,998,750

 Livingston International, Inc., First Lien Initial Term B-1 Loan, 5.0%, 4/18/19

   1,848,844

 $ 2,963,561

 Specialized Finance - 0.3%

   742,500

 DBRS, Ltd., Initial Term Loan, 6.25%, 3/4/22

 $ 735,539

 Total Diversified Financials

 $ 9,251,908

 ENERGY - 2.6%

 Coal & Consumable Fuels - 0.1%

   783,333

 PT Bumi Resources Tbk, Term Loan, 18.0%, 11/4/16

 $ 156,667

 Integrated Oil & Gas - 0.6%

   65,909

 Glenn Pool Oil & Gas Trust 1, Term Loan, 4.5%, 5/2/16

 $ 65,744

   1,000,000

 Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 4.0%, 2/21/21

   423,125

   1,441,584

 TerraForm AP Acquisition Holdings LLC, Term Loan, 5.0%, 6/27/22

   1,261,386

 $ 1,750,255

 Oil & Gas Drilling - 0.4%

   2,500,000

 Jonah Energy LLC, Second Lien Initial Term Loan, 7.5%, 5/12/21

 $ 1,100,000

   408,710

 Pacific Drilling SA, Term Loan, 4.5%, 6/3/18

   82,764

 $ 1,182,764

 Oil & Gas Equipment & Services - 0.2%

   1,655,704

 FR Dixie Acquisition Corp., Term Loan, 5.75%, 12/18/20

 $ 687,117

 Oil & Gas Exploration & Production - 0.4%

   821,214

 EP Energy LLC, Tranche B-3 Term Loan, 3.5%, 5/24/18

 $ 398,289

   748,258

 Penn Products Terminals LLC, Tranche B Term Loan, 4.75%, 4/13/22

   665,950

 $ 1,064,239

 Oil & Gas Refining & Marketing - 0.5%

   905,288

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3.75%, 10/1/21

 $ 907,928

   570,163

 Western Refining, Inc., Term Loan 2013, 4.25%, 11/12/20

   502,456

 $ 1,410,384

 Oil & Gas Storage & Transportation - 0.4%

   1,000,000

 Energy Transfer Equity LP, 2013 Term Loan, 3.59%, 12/2/19

 $ 811,875

   689,500

 Southcross Energy Partners LP, Initial Term Loan, 5.25%, 8/4/21

   370,606

 $ 1,182,481

 Total Energy

 $ 7,433,907

 FOOD & STAPLES RETAILING - 2.6%

 Drug Retail - 0.6%

   1,718,825

 Hearthside Group Holdings LLC, Term Loan, 4.5%, 6/2/21

 $ 1,632,884

 Food Distributors - 1.2%

   447,355

 CTI Foods Holding Co., LLC, First Lien Term Loan, 4.5%, 6/29/20

 $ 424,987

   1,000,000

 CTI Foods Holding Co., LLC, Second Lien Term Loan, 8.25%, 6/28/21

   900,000

   2,437,569

 Mill US Acquisition, First Lien Term Loan, 5.0%, 7/3/20

   2,310,360

 $ 3,635,347

 Food Retail - 0.8%

   1,975,063

 Albertson's LLC, Term B-2 Loan, 5.5%, 3/21/19

 $ 1,949,003

   495,000

 Packers Holdings LLC, Term Loan, 5.0%, 12/2/21

   494,072

 $ 2,443,075

 Total Food & Staples Retailing

 $ 7,711,306

 Principal

 Amount

 USD ($)

 Value

 FOOD, BEVERAGE & TOBACCO - 3.4%

 Packaged Foods & Meats - 3.4%

   835,611

 AdvancePierre Foods, Inc., First Lien Term Loan, 5.75%, 7/10/17

 $ 836,059

   1,100,000

 AdvancePierre Foods, Inc., Second Lien Term Loan, 9.5%, 10/10/17

   1,087,625

   1,000,000

 Del Monte Foods, Inc., Second Lien Initial Term Loan, 8.25%, 8/18/21

   765,000

   1,250,000

 Dole Food Co., Inc., Tranche B Term Loan, 4.5%, 11/1/18

   1,223,437

   1,000,000

 JBS USA LLC, Incremental Term Loan, 4.0%, 10/30/22

   975,417

   1,500,000

 Maple Holdings Acquisition Corp. (aka Keuring Green Mountain, Inc.), Term Loan B, 5.25%, 3/3/23

   1,473,975

   1,945,801

 Pinnacle Foods Finance LLC, New Term Loan G, 3.0%, 4/29/20

   1,930,340

   294,279

 Post Holdings, Inc., Series A Incremental Term Loan, 3.75%, 6/2/21

   294,332

   1,481,250

 Shearer's Foods LLC, First Lien Term Loan, 4.938%, 6/30/21

   1,436,812

 $ 10,022,997

 Total Food, Beverage & Tobacco

 $ 10,022,997

 HEALTH CARE EQUIPMENT & SERVICES - 13.1%

 Health Care Equipment - 0.5%

   864,621

 Kinetic Concepts, Inc., Dollar E-1 Term Loan, 4.5%, 5/4/18

 $ 847,020

   723,188

 Physio-Control International, Inc., First Lien Initial Term Loan, 5.5%, 6/6/22

   717,311

 $ 1,564,331

 Health Care Facilities - 3.0%

   425,000

 Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, 4.5%, 2/16/23

 $ 425,664

   689,500

 AmSurg Corp., Initial Term Loan, 3.5%, 7/16/21

   685,813

   299,405

 CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, 3.69%, 12/31/18

   291,358

   280,985

 CHS/Community Health Systems, Inc., Incremental 2019 Term G Loan, 3.75%, 12/31/19

   267,901

   517,004

 CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 4.0%, 1/27/21

   492,204

   1,572,491

 Iasis Healthcare LLC, Term B-2 Loan, 4.5%, 5/3/18

   1,535,637

   1,721,934

 Kindred Healthcare, Inc., Incremental Term Loan, 4.25%, 4/9/21

   1,631,532

   1,546,324

 RCHP, Inc., Term B-2 Loan (2015), 6.0%, 4/23/19

   1,523,129

   423,877

 Select Medical Corp., Series E, Tranche B Term Loan, 5.0%, 6/1/18

   421,228

   1,500,000

 Vizient, Inc., Initial Term Loan, 6.25%, 2/13/23

   1,489,376

 $ 8,763,842

 Health Care Services - 6.0%

   985,000

 Aegis Toxicology Sciences Corp., Initial First Lien Term Loan, 5.5%, 2/24/21

 $ 817,550

   1,115,881

 Alliance Healthcare Services, Inc., Initial Term Loan, 4.25%, 6/3/19

   1,026,610

   266,956

 Ardent Legacy Acquisitions, Inc. (Ardent Mergeco LLC), Term Loan, 6.5%, 8/4/21

   265,621

   375,000

 Bioscrip, Inc., Term Loan, 6.5%, 7/31/20

   317,812

   625,000

 Bioscrip, Inc., Initial Term B Loan, 6.5%, 7/31/20

   529,687

   865,683

 BSN Medical Luxembourg Holding S.a.r.l. (P & F Capital), Facility Term Loan B-1A, 4.0%, 8/28/19

   854,862

   1,245,037(d)

 CCS Medical, Inc., Second Lien Term Loan, 12.25% (7.0% PIK 5.25% cash), 3/31/16

   217,882

   875,649

 DaVita HealthCare Partners, Inc., Term  Loan B2, 3.5%, 6/24/21

   874,774

   1,163,926

 Emergency Medical Services Corp., Initial Term Loan, 4.25%, 5/25/18

   1,162,471

   475,000

 Envision Healthcare Corp. ( fka Emergency Medical Secvices Corp.), Tranche B-2 Term Loan, 4.5%, 10/28/22

   473,169

   1,477,500

 Genex Holdings, Inc., First Lien Term B Loan, 5.25%, 5/28/21

   1,422,094

   348,250

 Genoa, Healthcare Co., LLC, Initial First Lien Term Loan, 4.5%, 4/29/22

   336,932

   748,125

 Global Healthcare Exchange LLC, Initial Term Loan, 5.5%, 8/15/22

   744,852

   995,000

 HC Group Holdings III, Inc., Initial Term Loan, 6.0%, 4/7/22

   992,927

   1,250,231

 National Mentor Holdings, Inc., Tranche B Term Loan, 4.25%, 1/31/21

   1,224,185

   353,777

 National Surgical Hospitals, Inc., Term Loan, 4.5%, 6/1/22

   340,617

   691,268

 NVA Holdings, Inc., First Lien Term Loan, 4.75%, 8/14/21

   675,139

   907,938

 Pharmaceutical Product Development, First Lien Term B Loan, 4.25%, 8/18/22

   886,374

   1,516,460

 Steward Health Care System LLC, Term Loan, 6.75%, 4/10/20

   1,455,801

   990,000

 Surgery Center Holdings, Inc., Initial Term Loan, 5.25%, 11/3/20

   973,294

   1,420,000

 US Renal Care, Inc., First Lien Term Loan, 5.25%, 12/30/22

   1,410,533

   593,754

 Valitas Health Services, Inc., Term Loan B, 6.0%, 6/2/17

   359,221

 $ 17,362,407

 Principal

 Amount

 USD ($)

 Value

 Health Care Supplies - 1.6%

   973,629

 Alere, Inc., Term Loan B, 4.25%, 6/20/22

 $ 973,096

   1,350,000

 Greatbatch, Ltd., Term B Loan, 5.25%, 10/27/22

   1,333,125

   434,647

 Halyard Health, Inc., Term Loan, 4.0%, 11/1/21

   431,025

   700,341

 Immucor, Inc. (fka IVD Acquisition Corp.), Term B-2 Loan, 5.0%, 8/19/18

   639,062

   1,336,650

 Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22

   1,278,171

 $ 4,654,479

 Health Care Technology - 1.9%

   1,243,750

 ConvaTec, Inc., Dollar Term Loan, 4.25%, 6/15/20

 $ 1,224,058

   2,045,399

 Emdeon, Inc., Term B-2 Loan, 3.75%, 11/2/18

   2,012,673

   197,500

 Emdeon, Inc., Term B-3 Loan, 3.75%, 11/2/18

   193,961

   1,125,775

 Medical Card System, Inc., Term Loan, 7.5%, 5/31/19

   976,680

   1,094,146

 Truven Health Analytics, Inc., Tranche B Term Loan, 4.5%, 6/6/19

   1,092,067

 $ 5,499,439

 Managed Health Care - 0.1%

   446,775(b)

 MMM Holdings, Inc., MMM Term Loan, 9.75%, 12/12/17

 $ 245,726

   324,804(b)

 MSO of Puerto Rico, Inc., Term Loan, 9.75%, 12/12/17

   178,642

 $ 424,368

 Total Health Care Equipment & Services

 $ 38,268,866

 HOUSEHOLD & PERSONAL PRODUCTS - 1.7%

 Household Products - 0.7%

   814,493

 Spectrum Brands, Inc., USD Term Loan, 3.5%, 6/23/22

 $ 814,239

   1,029,415

 SRAM LLC, First Lien Term Loan, 5.5%, 4/10/20

   792,650

   74,142

 Wash Multifamily Parent, Inc., First Lien Initial Canadian Term Loan, 4.25%, 5/16/22

   71,825

   423,358

 Wash Multifamily Parent, Inc., First Lien Initial US Term Loan, 4.25%, 5/16/22

   410,128

 $ 2,088,842

 Personal Products - 1.0%

   2,013,329

 NBTY, Inc., B-2 Term Loan, 3.5%, 10/1/17

 $ 1,994,035

   798,000

 Party City Holdings, Inc., Term Loan, 4.25%, 8/19/22

   768,740

 $ 2,762,775

 Total Household & Personal Products

 $ 4,851,617

 INSURANCE - 3.6%

 Insurance Brokers - 1.3%

   1,070,445

 Cooper Gay Swett & Crawford, Ltd. (CGSC of Delaware Holdings Corp.), First Lien Term Loan, 5.0%, 4/16/20

 $ 1,059,741

   1,433,056

 Integro, Ltd., Term Loan B-1, 6.75%, 10/31/22

   1,382,899

   216,944

 Integro, Ltd., Term Loan B-2, 6.75%, 10/31/22

  209,351

   987,506

 National Financial Partners Corp., 2014 Specified Refinancing Term Loan, 4.5%, 7/1/20

   943,890

 $ 3,595,881

 Multi-Line Insurance - 0.1%

   362,810

 Alliant Holdings I LLC, Term Loan B, 4.5%, 8/12/22

 $ 351,812

 Property & Casualty Insurance - 2.2%

   2,399,340

 Confie Seguros Holding II Co., First Lien Term Loan B, 5.75%, 11/9/18

 $ 2,313,864

   500,000

 Confie Seguros Holding II Co., Second Lien Term Loan, 10.25%, 5/8/19

   458,750

   1,985,000

 Hyperion Insurance Group, Ltd., Initial Term Loan, 5.5%, 4/29/22

   1,865,072

   1,916,083

 USI, Inc., Initial Term Loan, 4.25%, 12/27/19

   1,859,201

 $ 6,496,887

 Total Insurance

 $ 10,444,580

 MATERIALS - 13.7%

 Aluminum - 0.7%

   2,164,125

 Novelis, Inc., New Term Loan, 4.0%, 6/2/22

 $ 2,003,618

 Commodity Chemicals - 1.0%

   628,650

 Axiall Holdco, Inc., Term Loan B, 4.0%, 2/28/22

 $ 626,031

   1,633,500

 Eco Services Operations LLC, First Lien Term Loan, 4.75%, 12/1/21

   1,519,155

   803,442

 Tronox Pigments (Netherlands) BV, Closing Date Term Loan, 4.5%, 3/19/20

   710,293

 $ 2,855,479

 Construction Materials - 0.2%

   592,500

 Penn Engineering & Manufacturing Corp., Incremental Tranche B Term Loan, 4.0%, 8/27/21

 $ 590,648

 Diversified Chemicals - 2.5%

   1,678,181

 Axalta Coating Systems Dutch Holding B BV & Axalta Coating Systems US Holdings, Inc., Refinanced Term B Loan, 3.75%, 2/1/20

 $ 1,663,047

 Principal

 Amount

 USD ($)

 Value

 Diversified Chemicals - (continued)

   735,000

 Azelis Finance SA (Azelis US Holdings, Inc.), First Lien Dollar Term Loan, 6.5%, 12/16/22

 $ 709,275

   1,731,507

 Nexeo Solutions LLC, Initial Term Loan, 5.0%, 9/8/17

   1,688,219

   638,466

 Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Dollar Term Loan, 5.0%, 7/25/21

   636,471

   625,000

 Plaskolite LLC, First Lien Term Loan, 5.75%, 11/3/22

   612,500

   325,000

 Royal Holdings, Inc., Second Lien Initial Term Loan, 8.5%, 6/19/23

   307,125

   1,830,413

 Univar USA, Inc., Initial Dollar Term Loan, 4.25%, 7/1/22

   1,741,180

 $ 7,357,817

 Diversified Metals & Mining - 1.9%

   2,158,688

 Chemstralia Pty, Ltd. (Chemstralia Finco LLC), Initial Term Loan, 7.25%, 2/28/22

 $ 2,127,602

   2,198,902

 FMG Resources (August 2006) Pty, Ltd. (FMG America Finance, Inc.), Term Loan, 4.25%, 6/30/19

   1,698,652

   982,500

 Hi-Crush Partners LP, Advance, 4.75%, 4/28/21

   700,031

   1,003,275

 US Silica Co., Term Loan, 4.0%, 7/23/20

   888,734

 $ 5,415,019

 Fertilizers & Agricultural Chemicals - 0.5%

   1,741,250

 Methanol Holdings (Trinidad), Ltd. (Methanol Holdings (Delaware) LLC), Initial Term Loan, 4.25%, 6/30/22

 $ 1,584,538

 Metal & Glass Containers - 1.8%

   1,495,757

 BWay Intermediate Co., Inc., Initial Term Loan, 5.5%, 8/14/20

 $ 1,428,448

   798,000

 Prolampac Intermediate, Inc., First Lien Term B Loan, 7.25%, 8/18/22

   780,045

   1,278,875

 Tank Holding Corp., Initial Term Loan, 6.75%, 3/16/22

   1,228,788

   1,940,250

 Tekni-Plex, Inc., USD Term Loan, 4.5%, 6/1/22

   1,883,983

 $ 5,321,264

 Paper Packaging - 1.3%

   1,250,196

 Berry Plasctics Corp., Term F Loan, 4.0%, 10/3/22

 $ 1,244,181

   1,321,512

 Caraustar Industries, Inc., Incremental Term Loan, 8.0%, 5/1/19

   1,265,347

   159,356

 Caraustar Industries, Inc., Term Loan, 8.0%, 5/1/19

   152,583

   1,215,813

 Onex Wizard Acquisition Co. I S.a.r.l. (aka SIG Combibloc Group), Term Loan, 4.25%, 3/11/22

   1,186,430

 $ 3,848,541

 Paper Products - 0.9%

   1,653,881

 Appvion, Inc., Term Commitment, 5.75%, 6/28/19

 $ 1,488,149

   478,778

 Exopack Holdings SA, USD Term Loan, 4.5%, 5/8/19

   458,031

   500,000

 Ranpak Corp., Second Lien Initial Term Loan, 8.25%, 10/3/22

   415,000

   201,746

 Ranpak Corp., Tranche B-1 USD Term Loan, 4.25%, 10/1/21

   192,163

 $ 2,553,343

 Specialty Chemicals - 1.8%

   349,487

 Chemtura Corp., New Term Loan, 3.5%, 8/29/16

 $ 350,360

   1,477,500

 Ferro Corp., Term Loan, 4.0%, 7/30/21

   1,461,802

   150,051

 Huntsman International LLC, 2015 Extended Term B Dollar Loan, 3.52%, 4/19/19

   146,487

   987,342

 Macdermid, Inc., First Lien Tranche B Term Loan, 5.5%, 6/7/20

   903,110

   594,000

 Macdermid, Inc., Tranche B-2 Term Loan, 5.5%, 6/7/20

   543,325

   1,940,000

 PQ Corp., 2014 Term Loan, 4.0%, 8/7/17

   1,907,262

 $ 5,312,346

 Steel - 1.1%

   1,995,427

 Atkore International, Inc., First Lien Initial Term Loan, 4.5%, 4/9/21

 $ 1,900,644

   777,008

 JMC Steel Group, Inc., Term Loan, 4.75%, 4/1/17

   768,753

   655,574

 TMS International Corp., Term B Loan, 4.5%, 10/16/20

   419,567

 $ 3,088,964

 Total Materials

 $ 39,931,577

 MEDIA - 13.4%

 Advertising - 1.8%

   3,057,663

 Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18

 $ 2,681,571

   630,400

 Checkout Holding Corp., First Lien Term B Loan, 4.5%, 4/9/21

   483,832

   1,000,000

 Checkout Holding Corp., Second Lien Initial Loan, 7.75%, 4/11/22

   572,500

   1,988,500

 Crossmark Holdings, Inc., First Lien Term Loan, 4.5%, 12/20/19

   1,444,977

 $ 5,182,880

 Broadcasting - 2.7%

   388,781

 CBS Outdoor Americas Capital LLC (CBS Outdoor Americas Capital Corp.), Term Loan, 3.0%, 2/1/21

 $ 384,104

   273,614

 Entercom Radio LLC, Term B-2 Loan, 4.0%, 11/23/18

   271,448

   532,752

 Gray Television, Inc., Initial Term Loan, 3.94%, 6/13/21

   527,674

   853,056

 Hubbard Radio LLC, Term Loan, 4.25%, 5/27/22

   789,077

   1,872,000

 MCC Iowa LLC, Tranche H Term Loan, 3.25%, 1/29/21

   1,832,220

   995,000

 Sinclair Television Group, Inc., Incremental Tranche B-1 Term Loan, 3.5%, 7/30/21

   980,904

 Principal

 Amount

 USD ($)

 Value

 Broadcasting - (continued)

   1,012,995

 Sinclair Television Group, Inc., Tranche B Term Loan, 3.0%, 4/9/20

 $  994,001

   2,145,122

 Univision Communications, Inc., Replacement First Lien Term Loan, 4.0%, 3/1/20

   2,090,376

 $ 7,869,804

 Cable & Satellite - 3.9%

   1,993,875

 Charter Communications Operating LLC, Term F Loan, 3.0%, 1/3/21

 $ 1,956,490

   2,666,250

 Endemol, Term Loan, 6.75%, 8/13/21

   2,206,322

   246,263

 Learfield Communications, Inc., First Lien 2014 Replacement Term Loan, 4.25%, 10/9/20

   243,492

   652,381

 Learfield Communications, Inc., Initial Second Lien Term Loan, 8.75%, 10/8/21

   633,625

   3,380,615

 Telesat Canada, US Term B-2 Loan, 3.5%, 3/28/19

   3,324,270

   1,117,713

 Virgin Media Investment Holdings, Ltd., Facility F, 3.5%, 6/30/23

   1,086,069

   2,017,633

 WideOpenWest Finance LLC, Replacement Term B Loan, 4.5%, 4/1/19

   1,935,037

 $ 11,385,305

 Movies & Entertainment - 2.3%

   1,155,014

 AMC Entertainment, Inc., Initial Term Loan, 4.0%, 12/15/22

 $ 1,155,426

   1,248,750

 CDS US Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), First Lien Initial Term Loan, 5.0%, 7/8/22

   1,165,084

   1,000,000

 CDS US Intermediate Holdings, Inc. (Cirque Du Soleil Canada, Inc.), Second Lien Initial Term Loan, 9.25%, 7/10/23

   895,000

   284,598

 Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 2/28/18

   283,886

   647,059

 Kasima LLC, Term Loan, 3.25%, 5/17/21

   641,093

   1,072,500

 Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/20

   1,048,369

   1,668,759

 WMG Acquisitions Corp., Tranche B Refinancing Term Loan, 3.75%, 7/1/20

   1,605,660

 $ 6,794,518

 Publishing - 2.7%

   1,600,783

 Cengage Learning Acquisitions, Inc., Term Loan, 7.0%, 3/31/20

 $ 1,542,755

   696,500

 Houghton Mifflin Holdings, Inc., Term Loan, 4.0%, 5/28/21

   670,381

   208,600

 Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19

   204,491

   1,456,672

 McGraw-Hill Global Education Holdings LLC, Term B Loan Refinancing, 4.75%, 3/22/19

   1,431,180

   1,837,500

 McGraw-Hill School Education Holdings LLC, Term B Loan, 6.25%, 12/18/19

   1,815,106

   813,440

 Quincy Newspapers, Inc., Term B Loan, 7.0%, 11/2/22

   797,171

   1,389,500

 Springer SBM Two GmbH, Initial Term B9 Loan, 4.75%, 8/14/20

   1,295,709

 $ 7,756,793

 Total Media

 $ 38,989,300

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.3%

 Biotechnology - 0.8%

   911,936

 Alkermes, Inc., 2019 Term Loan, 3.5%, 9/25/19

 $ 884,578

   1,874,287

 Lantheus Medical Imaging, Inc., Term Loan, 7.0%, 6/30/22

   1,630,630

 $ 2,515,208

 Life Sciences Tools & Services - 0.7%

   1,995,000

 Albany Molecular Research, Inc., Term Loan B, 5.75%, 7/16/21

 $ 1,972,556

 Pharmaceuticals - 1.8%

   1,500,000

 Concordia Healthcare Corp., Initial Dollar Term Loan, 5.25%, 10/21/21

 $ 1,442,345

   1,312,365

 Endo Luxembourg Finance Company I S.a.r.l., Term Loan B, 3.75%, 9/26/22

   1,298,421

   1,058,875

 Patheon, Inc., Term Loan, 4.25%, 3/11/21

   1,010,696

   852,793

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 3.75%, 12/11/19

   804,025

   639,595

 Valeant Pharmaceuticals International, Inc., Series D-2 Term Loan B, 3.5%, 2/13/19

   607,615

 $ 5,163,102

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 9,650,866

 REAL ESTATE - 2.8%

 Real Estate Services - 1.4%

   1,994,726

 Altisource Solutions S.a.r.l, Term Loan B, 4.5%, 12/9/20

 $ 1,695,517

   1,294,663

 GCA Services Group, Inc., First Lien Term Loan, 4.25%, 11/1/19

   1,290,820

   1,200,000

 GCA Services Group, Inc., Term Loan, 4.75%, 3/1/23

   1,196,442

 $ 4,182,779

 Retail REIT - 0.8%

   1,265,919

 DTZ US Borrower LLC, First Lien Initial Term Loan, 4.25%, 11/4/21

 $ 1,220,557

   1,000,000

 DTZ US Borrower LLC, Second Lien Initial Term Loan, 9.25%, 11/4/22

   986,250

 $ 2,206,807

 Principal

 Amount

 USD ($)

 Value

 Specialized REIT - 0.6%

   1,990,000

 Communications Sales & Leasing, Inc. (CSL Capital, LLC), Term Loan, 5.0%, 10/24/22

 $ 1,860,650

 Total Real Estate

 $ 8,250,236

 RETAILING - 4.3%

 Apparel Retail - 0.4%

   518,433

 Hudson's Bay Co., Term Loan B, 4.75%, 9/30/22

 $ 517,542

   781,250

 Men's Wearhouse, Inc., Term Loan B, 4.5%, 6/18/21

   718,750

 $ 1,236,292

 Automotive Retail - 0.8%

   1,490,605

 CWGS Group LLC, Term Loan, 5.75%, 2/20/20

 $ 1,475,699

   970,000

 Hertz Corp., Tranche B-1 Term Loan, 3.75%, 3/11/18

   965,352

 $ 2,441,051

 Computer & Electronics Retail - 0.3%

   196,500

 Rent-A-Center, Inc., 2014 Term Loan, 3.75%, 3/19/21

 $ 177,832

   1,055,596

 Targus Group International, Inc., Term Loan, 15.0%, 5/24/16

   633,358

 $ 811,190

 Home Improvement Retail - 0.5%

   1,442,275

 Apex Tool Group LLC, Term Loan, 4.5%, 1/31/20

 $ 1,362,950

 Homefurnishing Retail - 0.4%

   1,300,000

 Mattress Holdings Corp., 2016 Incremental Term Loan, 5.25%, 10/20/21

 $ 1,290,792

 Specialty Stores - 1.9%

   1,230,168

 Dollar Tree, Inc., Term B-1 Loan, 3.5%, 7/6/22

 $ 1,230,059

   1,500,000

 PetCo Animal Supplies, Inc., Tranche B-1 Term Loan, 5.75%, 1/26/23

   1,471,313

   1,985,000

 Petsmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22

   1,925,809

   750,000

 Staples, Inc., First Lien Term Loan, 4.75%, 2/2/22

   745,447

 $ 5,372,628

 Total Retailing

 $ 12,514,903

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%

 Semiconductor Equipment - 0.3%

   597,558

 Entegris, Inc., Tranche B Term Loan, 3.5%, 4/30/21

 $ 586,354

   393,009

 VAT Lux II S.a.r.l., Term Loan, 4.25%, 2/11/21

   383,675

 $ 970,029

 Semiconductors - 1.4%

   1,500,000

 Avago Technologies, Term Loan B, 3.5%, 2/1/23

 $ 1,477,734

   1,751,496

 M/A-COM Technology Solutions Holdings, Inc., Initial Term Loan, 4.5%, 5/7/21

   1,751,496

   799,639

 Microsemi Corp., Term B Loan, 5.25%, 1/15/23

   798,840

 $ 4,028,070

 Total Semiconductors & Semiconductor Equipment

 $ 4,998,099

 SOFTWARE & SERVICES - 10.6%

 Application Software - 4.1%

   988,443

 Applied Systems, Inc., First Lien Term Loan, 4.25%, 1/25/21

 $ 961,261

   988,007

 Applied Systems, Inc., Second Lien Term Loan, 7.5%, 1/24/22

   910,201

   975,894

 Epiq Systems, Inc., Term Loan, 4.5%, 8/27/20

   961,256

   1,125,183

 Expert Global Solutions, Inc., Advance First Lien Term Loan B, 8.5%, 4/3/18

   1,113,931

   1,042,282

 Infor (US), Inc., Tranche B-5 Term Loan, 3.75%, 6/3/20

   962,157

   1,883,731

 Serena Software, Inc., Term Loan, 7.5%, 4/14/20

   1,726,754

   1,056,648

 STG-Fairway Acquisitions, Inc., First Lien Term Loan, 6.25%, 6/30/22

   1,030,231

   1,411,935

 Verint Systems, Inc., Tranche B Incremental Term Loan, 3.5%, 9/6/19

   1,407,699

   1,000,000

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/27/17

   1,000,000

   1,845,991

 Vertafore, Inc., Term Loan, 4.25%, 10/3/19

   1,832,530

 $ 11,906,020

 Data Processing & Outsourced Services - 1.0%

   1,000,000

 First Data Corp., 2018 B Second New Term Loan, 3.93%, 9/24/18

 $ 988,750

   1,187,493

 First Data Corp., 2018 Dollar Term Loan, 3.93%, 3/23/18

   1,174,346

   750,000

 First Data Corp., New 2022 B Dollar Term Loan, 3.75%, 7/8/22

   733,406

 $ 2,896,502

 Home Entertainment Software - 0.4%

   1,255,414

 MA Financeco LLC, Initial Tranche B Term Loan, 5.25%, 11/19/21

 $ 1,202,059

 Internet Software & Services - 1.1%

   1,050,000

 Match Group, Inc., Term B-1 Loan, 5.5%, 11/16/22

 $ 1,050,438

   1,517,942

 Vocus Valor Companies, Inc., First Lien Initial Term Loan, 6.0%, 5/30/21

   1,511,933

 Principal

 Amount

 USD ($)

 Value

 Internet Software & Services - (continued)

   491,205

 Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 3.75%, 5/6/21

 $ 484,012

 $ 3,046,383

 IT Consulting & Other Services - 2.8%

   1,641,341

 Booz Allen Hamilton, Inc., Initial Tranche B Term Loan, 3.75%, 7/31/19

 $ 1,646,471

   3,447,500

 Evergreen Skills Lux S.a.r.l., First Lien Initial Term Loan, 5.75%, 4/28/21

   2,492,973

   1,000,000

 Evergreen Skills Lux S.a.r.l., Second Lien Initial Term Loan, 9.25%, 4/28/22

   443,750

   477,233

 Kronos, Inc., First Lien Incremental Term Loan, 4.5%, 10/30/19

   464,705

   657,908

 Science Applications International Corp., Incremental Tranche B Loan, 3.75%, 5/4/22

   658,456

   1,371,563

 Sitel Worldwide Corp., First Lien Term B-1 Loan, 6.5%, 9/18/21

   1,333,845

   1,162,500

 Taxact, Inc. (H.D. Vest, Inc.), Initial Term Loan, 7.0%, 1/3/23

   1,132,711

 $ 8,172,911

 Systems Software - 1.2%

   1,237,500

 AVG Technologies NV (AVG Corporate Services BV), Term Loan, 5.75%, 10/15/20

 $ 1,217,391

   1,255,875

 MSC.Software Corp., Term Loan, 5.0%, 5/29/20

   1,142,846

   1,251,408

 Rovi Solutions Corp., Term B Loan, 3.75%, 7/2/21

   1,207,609

 $ 3,567,846

 Total Software & Services

 $ 30,791,721

 TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%

 Communications Equipment - 0.4%

   682,838

 Audio Visual Services Group, Inc., First Lien Term Loan, 4.5%, 1/25/21

 $ 652,110

   498,750

 Commscope, Inc., Tranche 5 Term Loan, 3.75%, 12/29/22

   494,386

 $ 1,146,496

 Electronic Components - 0.6%

   671,189

 Generac Power Systems, Inc., Term Loan, 3.5%, 5/31/20

 $ 657,485

   1,215,813

 Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 5.75%, 3/31/22

   1,201,628

 $ 1,859,113

 Electronic Equipment & Instruments - 0.2%

   482,711

 Sensus USA, Inc., Term Loan, 4.5%, 5/9/17

 $ 465,212

 Electronic Manufacturing Services - 0.6%

   1,915,750

 4L Technologies, Inc. (fka Clover Holdings, Inc.), Term Loan, 7.0%, 5/8/20

 $ 1,743,332

 Technology Distributors - 1.1%

   498,718

 CDW LLC (fka CDW Corp.), Term Loan, 3.25%, 4/29/20

 $ 493,281

   1,378,867

 Deltek, Inc., First Lien Term Loan, 5.0%, 6/25/22

   1,331,468

   168,444

 SS&C European Holdings S.a.r.l., Term B-2 Loan, 4.08%, 7/8/22

   167,166

   1,168,287

 SS&C Technologies, Inc., Term B-1 Loan, 4.08%, 7/8/22

   1,159,421

 $ 3,151,336

 Total Technology Hardware & Equipment

 $ 8,365,489

 TELECOMMUNICATION SERVICES - 3.4%

 Integrated Telecommunication Services - 1.8%

   1,240,625

 GCI Holdings, Inc., New Term B Loan, 4.0%, 2/2/22

 $ 1,238,299

   1,000,000

 Level 3 Financing, Inc., Tranche B 2022 Term Loan, 3.5%, 5/31/22

   989,583

   1,441,081

 Securus Technologies Holdings, Inc., Initial First Lien Term Loan, 4.75%, 4/30/20

   1,221,316

   500,000

 Securus Technologies Holdings, Inc., Term Loan B2, 5.25%, 4/30/20

   425,000

   1,386,161

 West Corp., Term B-10 Loan, 3.25%, 6/30/18

   1,364,935

 $ 5,239,133

 Wireless Telecommunication Services - 1.6%

   298,500

 Altice Financing SA, Dollar Denominated Tranche Loan, 5.25%, 2/4/22

 $ 291,224

   2,545,571

 Altice US Finance I Corp. (Cequel Communications, LLC), Initial Term Loan, 4.25%, 12/14/22

  2,504,842

   720,343

 Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19

   650,110

   1,895,657

 Syniverse Holdings, Inc., Initial Term Loan, 4.0%, 4/23/19

   1,241,655

 $ 4,687,831

 Total Telecommunication Services

 $ 9,926,964

 TRANSPORTATION - 5.0%

 Air Freight & Logistics - 0.6%

   1,717,254

 Dematic Corp., New Incremental Term Loan, 4.25%, 12/28/19

 $ 1,694,358

 Airlines - 2.7%

   2,947,500

 American Airlines, Inc., 2015 New Term Loan, 3.25%, 6/27/20

 $ 2,892,971

   243,125

 Continental Airlines, Inc. (United Air Lines, Inc.), Class B Term Loan, 3.25%, 4/1/19

   241,504

 Principal

 Amount

 USD ($)

 Value

 Airlines - (continued)

   1,455,000

 Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.25%, 10/18/18

 $ 1,454,431

   1,267,875

 US Airways, Inc., Tranche B-1 Term Loan, 3.5%, 5/23/19

   1,258,525

   2,113,125

 US Airways, Inc., Tranche B-2 Term Loan, 3.0%, 11/23/16

   2,113,345

 $ 7,960,776

 Marine - 0.9%

   1,721,810

 Commercial Barge Line Co., Initial Term Loan, 9.75%, 11/12/20

 $ 1,528,106

   1,199,013

 Navios Maritime Partners LP, Term Loan, 5.25%, 6/27/18

   947,220

 $ 2,475,326

 Trucking - 0.8%

   406,926

 PODS LLC, Initial First Lien Term Loan, 4.5%, 2/2/22

 $ 403,365

   784,000

 Syncreon Global Finance, Inc., Term Loan, 5.25%, 10/28/20

   595,840

   1,629,405

 YRC Worldwide, Inc., Initial Term Loan, 8.0%, 2/13/19

   1,303,524

 $ 2,302,729

 Total Transportation

 $ 14,433,189

 UTILITIES - 4.1%

 Electric Utilities - 2.3%

   1,030,692

 Atlantic Power LP, Term Loan, 4.75%, 2/24/21

 $ 1,014,587

   2,193,750

 Calpine Construction Finance Co., LP, Term B-1 Loan, 3.0%, 5/3/20

   2,056,641

   1,015,080

 ExGen Renewables LLC, Term Loan, 5.25%, 2/6/21

   1,015,080

   80,325

 Rhode Island State Energy Center LP, Term B Advance, 5.75%, 12/19/22

   77,915

   990,000

 Southeast PowerGen LLC, Term Loan B, 4.5%, 12/2/21

   923,175

   1,900,332

 Terra-Gen Finance Co., LLC, Term Loan B, 5.25%, 12/9/21

   1,691,296

 $ 6,778,694

 Independent Power Producers & Energy Traders - 1.5%

   483,750

 Calpine Corp., Term Loan, 4.0%, 10/9/19

 $ 470,326

   1,651,700

 Calpine Corp., Term Loan B, 3.5%, 5/27/22

   1,571,769

   1,050,000

 Dynegy, Inc., Tranche B-2 Term Loan, 4.0%, 4/23/20

   989,625

   1,210,714

 NRG Energy, Inc., 2013 Term Loan, 2.75%, 7/1/18

   1,192,856

 $ 4,224,576

 Water Utilities - 0.3%

   849,334

 WTG Holdings III Corp., First Lien Term Loan, 4.75%, 1/15/21

 $ 828,100

 Total Utilities

 $ 11,831,370

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $432,494,931)

 $ 404,304,742

 COLLATERALIZED LOAN OBLIGATIONS -  2.5% of Net Assets

 BANKS - 2.5%

 Diversified Banks - 0.6%

   1,000,000(a)

 Primus, Ltd., Series 2007-2A, Class D, 3.022%, 7/15/21 (144A)

 $ 902,438

   951,289(a)

 Stanfield McLaren, Ltd., Series 2007-1A, Class B2L, 5.136%, 2/27/21 (144A)

   837,760

 $ 1,740,198

 Thrifts & Mortgage Finance - 1.9%

   1,000,000(a)

 ACA, Ltd., Series 2007-1A, Class D, 2.972%, 6/15/22 (144A)

 $ 906,403

   1,000,000(a)

 Goldman Sachs Asset Management Plc, Series 2007-1A, Class D, 3.366%, 8/1/22 (144A)

   961,282

   1,000,000(a)

 Gulf Stream - Sextant, Ltd., Series 2007-1A, Class D, 2.926%, 6/17/21 (144A)

   957,373

   1,000,000(a)

 Landmark CDO, Ltd., Series 2007-9A, Class E, 4.122%, 4/15/21 (144A)

   850,580

   2,000,000(a)

 Stone Tower, Ltd., Series 2007-6A, Class C, 1.97%, 4/17/21 (144A)

   1,894,084

 $ 5,569,722

 Total Banks

 $ 7,309,920

 TOTAL COLLATERALIZED LOAN OBLIGATIONS

 (Cost  $7,164,216)

 $ 7,309,920

 CORPORATE BONDS & NOTES -  3.9% of Net Assets

 CAPITAL GOODS - 0.3%

 Trading Companies & Distributors - 0.3%

   900,000

 United Rentals North America, Inc., 4.625%, 7/15/23

 $ 900,000

 Total Capital Goods

 $ 900,000

 ENERGY - 0.3%

 Oil & Gas Equipment & Services - 0.2%

   720,000(a)

 FTS International, Inc., 8.012%, 6/15/20 (144A)

 $ 440,050

 Oil & Gas Exploration & Production - 0.1%

   625,000

 WPX Energy, Inc., 7.5%, 8/1/20

 $ 393,750

 Total Energy

 $ 833,800

 HEALTH CARE EQUIPMENT & SERVICES - 0.4%

 Health Care Facilities - 0.4%

   1,000,000

 CHS/Community Health Systems, Inc., 5.125%, 8/15/18

 $ 1,003,750

 Total Health Care Equipment & Services

 $ 1,003,750

 Principal

 Amount

 USD ($)

 Value

 INSURANCE - 1.7%

 Reinsurance - 1.7%

   500,000(a)

 Alamo Re, Ltd., 6.205%, 6/7/18 (144A) (Cat Bond)

 $ 510,300

   400,000(e)(f)

 Berwick Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/1/18

   404,480

   250,000(e)(f)

 Carnousite Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 11/30/20

   252,500

   250,000(a)

 East Lane Re V, Ltd., 9.305%, 3/16/16 (144A) (Cat Bond)

   250,350

   250,000(e)(f)

 Gleneagles Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 11/30/20

   254,500

   400,000(e)(f)

 Gullane Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 11/30/20

   409,800

   250,000(a)

 Kilimanjaro Re, Ltd., Series 2015-1, Class D, 9.555%, 12/6/19 (144A) (Cat Bond)

   250,525

   250,000(a)

 Kilimanjaro Re, Ltd., Series 2015-1, Class E, 7.055%, 12/6/19 (144A) (Cat Bond)

   249,975

   250,000(a)

 Mythen Re, Ltd. Series 2012-2, Class A, 9.033%, 1/5/17 (144A) (Cat Bond)

   256,875

   400,000(e)(f)

 Pangaea Re Segregated Account (Kane SAC, Ltd.), Series 2016-1, Variable Rate Notes, 11/30/20

   403,400

   250,000(a)

 Queen Street VII Re, Ltd., 8.905%, 4/8/16 (144A) (Cat Bond)

   251,075

   400,000(e)(f)

 St. Andrews Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/1/18

   406,640

   500,000(a)

 Vita Capital V, Ltd., Series 2012-1, Class D-1, 3.26%, 1/15/17 (144A) (Cat Bond)

   501,200

   500,000(a)

 Vita Capital V, Ltd., Series 2012-1, Class E-1, 3.96%, 1/15/17 (144A) (Cat Bond)

   503,450

 $ 4,905,070

 Total Insurance

 $ 4,905,070

 MATERIALS - 0.3%

 Commodity Chemicals - 0.3%

   1,230,000

 Rain CII Carbon LLC / CII Carbon Corp., 8.0%, 12/1/18 (144A)

 $ 999,375

 Total Materials

 $ 999,375

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%

 Semiconductors - 0.2%

   750,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $ 641,250

 Total Semiconductors & Semiconductor Equipment

 $ 641,250

 TELECOMMUNICATION SERVICES - 0.7%

 Integrated Telecommunication Services - 0.7%

   1,000,000

 CenturyLink, Inc., 6.45% , 6/15/21

 $ 1,015,620

   1,000,000

 Frontier Communications Corp., 10.5%, 9/15/22 (144A)

   1,010,000

 Total Telecommunication Services

 $ 2,025,620

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $11,774,673)

 $ 11,308,865

 US GOVERNMENT AND AGENCY OBLIGATIONS -  1.0% of Net Assets

   1,405,000(a)

 U.S. Treasury Notes, 0.39%, 7/31/16

 $ 1,405,228

   1,405,000(a)

 U.S. Treasury Notes, 0.592%, 1/31/18

  1,405,931

 $ 2,811,159

 TOTAL US GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost  $2,811,240)

 $ 2,811,159

 Shares

 EXCHANGE-TRADED FUND -  0.3% of Net Assets

 DIVERSIFIED FINANCIALS - 0.3%

 Other Diversified Financial Services - 0.3%

   42,000

 PowerShares Senior Loan Portfolio

 $ 929,040

 Total Diversified Financials

 $ 929,040

 TOTAL EXCHANGE-TRADED FUND

 (Cost  $1,009,260)

 $ 929,040

 COMMON STOCKS -  0.2% of Net Assets

 INDUSTRIALS - 0.0%†

 Diversified Support Services - 0.0%†

   31(c)

 IAP Worldwide Services, Inc.

 $ 62,984

 Total Industrials

 $ 62,984

 Shares

 Value

 MEDIA - 0.1%

 Publishing - 0.1%

   14,548(c)

 Cengage Learning Acquisitions, Inc.

 $ 282,471

 EUR

   497(c)

 Solocal Group SA

   2,019

 $ 284,490

 Total Media

 $ 284,490

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%†

 Biotechnology - 0.0%†

   2,454(c)

 Progenics Pharmaceuticals, Inc.

 $ 10,822

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 10,822

 TRANSPORTATION - 0.1%

 Air Freight & Logistics - 0.1%

   710(c)

 CEVA Holdings LLC

 $ 319,406

 Total Transportation

 $ 319,406

 UTILITIES - 0.0%†

 Independent Power Producers & Energy Traders - 0.0%†

   775

 NRG Energy, Inc.

 $ 8,355

 Total Utilities

 $ 8,355

 TOTAL COMMON STOCKS

 (Cost  $1,301,845)

 $ 686,057

 Principal

 Amount

 USD ($)

 TEMPORARY CASH INVESTMENTS - 5.6% of Net Assets

 REPURCHASE AGREEMENT - 0.4%

   1,190,000

 Bank of Nova Scotia, 0.32%, dated 2/29/16, repurchase price of $1,190,000 plus accrued interest on 3/1/16 collateralized by: $1,213,811 Federal National Mortgage Association, 3.0%, 11/1/45

 $ 1,190,000

 TREASURY BILLS - 5.2%

   12,740,000

 U.S. Treasury Bill, 0.256%, 3/31/16

 $ 12,737,337

   2,250,000

 U.S. Treasury Bill, 0.262%, 3/24/16

   2,249,665

 $ 14,987,002

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $16,176,906)

 $  16,177,002

 TOTAL INVESTMENTS IN SECURITIES - 152.4%

 (Cost - $472,733,071) (g)

 $ 443,526,785

 OTHER ASSETS AND LIABILITIES - (52.4)%

 $ (152,526,224)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS - 100.0%

 $ 291,000,561

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 29, 2016, the value of these securities amounted to $13,174,345, or 4.5% of total net assets applicable to common shareowners.

 (Cat Bond)

 Catastrophe or Event-linked bond. At February 29, 2016, the value of these securities amounted to $2,773,750, or 1.0% of total net assets applicable to common shareowners.

 †

 Amount rounds to less than 0.1%.

  *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at February 29, 2016.

 (a)

 Floating rate note. The rate shown is the coupon rate at February 29, 2016.

 (b)

 Security is in default.

 (c)

 Non-income producing.

 (d)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (e)

 Structured reinsurance investment. At February 29, 2016, the value of these securities amounted to $2,131,320, or 0.7% of total net assets applicable to common shareowners.

 (f)

 Rate to be determined.

 (g)

 At February 29, 2016, the net unrealized depreciation on investments based on cost for federal tax purposes of $472,744,062 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 1,338,921

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (30,556,198)

 Net unrealized depreciation

 $ (29,217,277)

 For financial reporting purposes net unrealized depreciation on investments was $29,206,286 and cost of investments aggregated $472,733,071.

 Principal amounts are denominated in US dollars unless otherwise noted.

 EUR           -           Euro

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Net

 Premiums

 Unrealized

 Notional

 Obligation

 Credit

 Expiration

 Paid

 Appreciation

 Principal ($)(1)

 Exchange

 Entity/Index

 Coupon

 Rating(2)

 Date

 (Received)

 (Depreciation)

   1,089,000

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index Series 24

 5.00%

 B+

 6/20/20

 $ 65,554

 $(34,329)

   1,115,000

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index Series 25

 5.00%

 B+

 12/20/20

 (10,604)

  11,500

 $ 54,950

 $(22,829)

 (1)  The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a   credit event.

 (2)  Based on Standard & Poor’s rating of the issuer or weighted average of all the underlying securities of the index.

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of February 29, 2016, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Senior Secured Floating Rate

 Loan Interests

 $ –

 $ 404,304,742

 $ –

 $ 404,304,742

 Collateralized Loan Obligations

   –

   7,309,920

   –

   7,309,920

 Corporate Bonds & Notes

 Insurance

     Reinsurance

   –

   2,773,750

   2,131,320

   4,905,070

 All Other Corporate Bonds

 & Notes

   –

   6,403,795

   –

   6,403,795

 US Government and

 Agency Obligations

   –

   2,811,159

   –

   2,811,159

 Exchange-Traded Fund

   929,040

   –

   –

   929,040

 Common Stocks

 Industrials

     Diversified Support Services

   –

   62,984

   –

   62,984

 Media

     Publishing

   2,019

   282,471

   –

   284,490

 Transportation

     Air Freight & Logistics

   –

   319,406

   –

   319,406

 All Other Common Stocks

   19,177

   –

   –

   19,177

 Repurchase Agreement

   –

   1,190,000

   –

   1,190,000

 Treasury Bills

   –

   14,987,002

   –

   14,987,002

 Total Investments in Securities

 $ 950,236

 $ 440,445,229

 $ 2,131,320

 $ 443,526,785

 Other Financial Instruments

 Liabilities:

 Net unrealized depreciation on

 swap contracts

 $ –

 $ (22,829)

 $ –

 $ (22,829)

 Total Other Financial Instruments

 $ –

 $ (22,829)

 $ –

 $ (22,829)

 The following is a summary of the fair valuation of certain of the Trust's assets and liabilities as of February 29, 2016:

 Level 1

 Level 2

 Level 3

 Total

 Assets:

 Foreign currencies, at value

 $ –

 $ 54,910

 $ –

 $ 54,910

 Liabilities:

 Outstanding borrowings

   –

   (143,450,000)

   –

   (143,450,000)

 Total

 $ –

 $ (143,395,090)

 $ –

 $(143,395,090)

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Change in

 Balance

 Realized

 unrealized

 Accrued

 Transfers

 Transfers

 Balance

 as of

 gain

 appreciation

 discounts/

 in to

 out of

 as of

 11/30/15

 (loss)

 (depreciation)

 Purchases

 Sales

 premiums

 Level 3*

 Level 3*

 2/29/16

 Corporate Bonds

 & Notes

 Insurance

 Reinsurance

 $1,197,861

  $ –

  $(76,341)

  $2,100,000

  $(1,090,200)

  $              –

  $ –

  $ –

  $2,131,320

 Total

 $1,197,861

  $ –

  $(76,341)

  $2,100,000

  $(1,090,200)

  $              –

  $ –

  $ –

  $2,131,320

 *Transfers are calculated on the beginning of period value. For three months ended February 29, 2016 there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at February 29, 2016: $31,320.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date April 26, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date April 26, 2016

* Print the name and title of each signing officer under his or her signature.